Expense Example	Nov. 13, 2026 USD ($)
KICK CPU INDEX ETF | KICK CPU ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	208
KICK Space Data Center & Infrastructure Index ETF | KICK Space Data Center & Infrastructure Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	$ 208